Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2022
Accounts receivable - third parties, net
Risks and Concentration
Schedule of concentration of customers and suppliers

	As of December 31,
	2021	2022
Customer A, a third party	51.1%	48.9%
Customer B, a third party	11.0%	30.4%
Customer C, a third party	10.6%	Less than 10.0%

Total revenues
Risks and Concentration
Schedule of concentration of customers and suppliers

	Year Ended December 31,
	2020	2021	2022
Geely Group and its subsidiaries	74.1%	70.4%	67.0%
Customer A, a third party	Less than 10.0%	Less than 10.0%	12.6%
Customer B, a third party	Less than 10.0%	Less than 10.0%	12.5%

Accounts payable
Risks and Concentration
Schedule of concentration of customers and suppliers

	As of December 31,
	2021	2022
Supplier A, a third party	15.5%	Less than 10.0%
Supplier B, a third party	13.8%	25.3%
Supplier C, a related party	10.3%	Less than 10.0%
Supplier D, a third party	Less than 10.0%	14.6%

Total purchase
Risks and Concentration
Schedule of concentration of customers and suppliers

	Year Ended December 31,
	2020	2021	2022
Supplier A, a third party	35.2%	23.6%	11.8%
Supplier B, a third party	Less than 10.0%	Less than 10.0%	21.0%
Supplier C, a related party	Less than 10.0%	Less than 10.0%	10.6%